Contingent liabilities and financial commitments	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities and financial commitments	31 Contingent liabilities and financial commitments
1.The Group is subject to contingencies pursuant to
requirements that it complies with relevant laws, regulations and standards.
2.Failure to comply could result in restrictions in operations, damages, fines, increased tax, increased cost of compliance, interest charges, reputational damage or other sanctions.
These matters are inherently difficult to quantify. In cases where the Group has an obligation as a result of a past event existing at the balance sheet date, if it is probable that an outflow of economic resources will be required to settle the obligation and if the amount of the obligation can be reliably estimated, a provision will be recognised based on best
estimates and management judgement.
3.There are, however, contingent liabilities in respect of
litigation, taxes in some countries and guarantees for which no provisions have been made.
General Litigation Overview
4.There are a number of legal and regulatory actions,
proceedings and claims against Group companies related to
tobacco and New Category products that are pending in a
number of jurisdictions. These proceedings include, among
other things, claims for personal injury (both individual claims and class actions) and claims for economic loss arising from the treatment of smoking- and health-related diseases (such
as medical recoupment claims brought by local governments).
5.The plaintiffs in these cases seek recovery on a variety of legal theories, including negligence, strict liability in tort, design defect, failure to warn, fraud, misrepresentation, violations of unfair and deceptive trade practices statutes, conspiracy,
public nuisance, medical monitoring and violations of
competition and antitrust laws. The plaintiffs seek various
forms of relief, including compensatory and, where available, punitive damages, treble or multiple damages and statutory
damages and penalties, creation of medical monitoring and
smoking cessation funds, disgorgement of profits, attorneys’
fees, and injunctive and other equitable relief.
6.Although alleged damages often are not determinable from a complaint, and the law governing the pleading and calculation of damages varies from jurisdiction to jurisdiction, compensatory and punitive damages have been specifically pleaded in a number of cases, sometimes in amounts ranging into the hundreds of
millions and even hundreds of billions of sterling.
7.The Group has successfully managed tobacco-related
litigation, and a very high percentage of the tobacco-related litigation claims brought against Group companies, including
Engle progeny cases, continue to be dismissed at or before
trial. Based on their experience in tobacco-related litigation and the strength of the defences available to them in such
litigation, the Group’s companies believe that their successful defence of tobacco-related litigation in the past will continue in the future.
8.It is the policy of the Group to defend tobacco-related
litigation claims vigorously; generally, Group companies do not settle such claims. However, Group companies may enter into
settlement discussions in certain cases, if they believe it is in their best interests to do so. Exceptions to this approach
include, but are not limited to, actions taken pursuant to ‘offer of judgment’ statutes and Filter Cases, as defined below. An
‘offer of judgment,’ if rejected by the plaintiff, preserves the
Group’s right to recover attorneys’ fees under certain statutes in the event of a verdict favourable to the Group. Such offers are sometimes made through court-ordered mediations.
Other settlements by Group companies include the State
Settlement Agreements (as defined in paragraph 39 below),
the funding by various tobacco companies of a US$5.2 billion
(£4.2 billion) trust fund contemplated by the Master
Settlement Agreement (as described in paragraph 39 below)
to benefit tobacco growers, the original Broin flight attendant case (as described in paragraph 38, note 31(o) below), and
most of the Engle progeny cases pending in U.S. federal court
(as described in paragraph 27 et seq. below), after the initial docket of over 4,000 such cases was reduced to
approximately 400 cases. The Group believes that the
circumstances surrounding these claims are readily
distinguishable from the current categories of tobacco-
related litigation claims involving Group companies.
9.Although the Group intends to defend all pending cases
vigorously and believes that the Group’s companies have valid bases for appeals of adverse verdicts, valid defences to all actions, and that an outflow of resources related to any
individual case is not considered probable, litigation is subject to many uncertainties, and generally, it is not possible to predict the outcome of any particular litigation pending against Group companies or to reasonably estimate the amount or range of
any possible loss. Furthermore, a number of political, legislative, regulatory and other developments relating to the tobacco
industry and cigarette smoking have received wide media
attention. These developments may negatively affect the
outcomes of tobacco-related legal actions and encourage the
commencement of additional similar litigation. Therefore, the
Group does not provide estimates of the financial effect of the contingent liabilities represented by such litigation, as such estimates are not practicable.
10.The following table lists the categories of the tobacco-related actions pending against Group companies as at 31 December
2024 and the increase or decrease from the number of cases
pending against Group companies as at 31 December 2023.
Details of the quantum of past judgments awarded against
Group companies, the majority of which are under appeal, are also identified along with any settlements reached during the relevant period. Given the volume and more active nature of
the Engle progeny cases and the Filter Cases in the U.S.
described below, and the fluctuation in the number of such
cases and amounts awarded from year to year, the Group
presents judgment or settlement figures for these cases on
a three-year basis. Where no quantum is identified, either
no judgment has been awarded against a Group company,
or where a verdict has been reached no quantification of
damages has been given, or no settlement has been entered
into. Further details on the judgments, damages quantification and settlements are included within the case narratives
below. For a discussion of the non-tobacco related litigation pending against the Group, see note 31, paragraph 88, et seq.

Case Type	Notes	Case Numbers as at 31 December 2024 (note 31(a))	Case Numbers as at 31 December 2023 (note 31(a))	Change in Number Increase/(decrease)
U.S. tobacco-related actions
Medical reimbursement cases	31(b)	2	2	No change
Class actions	31(c)	19	19	No change
Individual smoking and health cases	31(d)	197	202	(5)
Engle Progeny Cases	31(e)	91	305	(214)
Broin II Cases	31(f)	69	1,171	(1,102)
Filter Cases	31(g)	29	35	(6)
State Settlement Agreements – Enforcement and Validity	31(h)	5	4	1
Non-U.S. tobacco-related actions
Medical reimbursement cases		18	18	No change
Class actions	31(i)	12	12	No change
Individual smoking and health cases	31(j)	50	54	(4)
(Note 31(a)) This includes cases to which the Reynolds American Inc. (Reynolds American) group companies were a party at such date.
(Note 31(b)) This category of cases includes the Department of Justice action. See note 31, paragraphs 20 to 23.
(Note 31(c)) See note 31, paragraphs 24 to 36.
(Note 31(d)) See note 31, paragraphs 37 to 38.
(Note 31(e)) See note 31, paragraphs 27 to 36.
(Note 31(f)) See note 31, paragraph 38.
(Note 31(g)) See note 31, paragraph 38.
(Note 31(h)) See note 31, paragraphs 39 to 56.
(Note 31(i)) Outside the United States, there were 12 class actions being brought against Group companies as at 31 December 2024.
These include class actions in the following jurisdictions: Canada (11) and Venezuela (one). For a description of the Group companies’
non-U.S. class actions, see note 31, paragraphs 74 to 86. For a description of the Québec Class Actions, see note 31, paragraph 80.
All of the class actions in Canada are currently stayed pursuant to a court order. See note 31, paragraph 59.
(Note 31(j)) As at 31 December 2024, the jurisdictions with the most active individual cases against Group companies were, in descending order: Chile (18), Brazil (12), Italy (six), Canada (five), Argentina (five) and Ireland (two). There were a further two jurisdictions with one active case only. For further information, see note 31, paragraph 87.
11.Certain terms and phrases used in this note 31 may require some explanation.
a)‘Judgment’ or ‘final judgment’ refers to the final decision of the court resolving the dispute and determining the rights and obligations of the parties. At the trial court level, for example, a final judgment generally is entered by the court after a jury verdict and after post-verdict motions have been decided. In most cases, the losing party can appeal a verdict only after a final judgment has been entered by the trial court.
b)‘Damages’ refers to the amount of money sought by a plaintiff in a complaint, or awarded to a party by a jury or, in some cases, by a judge. ‘Compensatory damages’ are awarded to compensate the prevailing party for actual losses suffered, if liability is proved. In cases in which there is a finding that a defendant has acted wilfully, maliciously or fraudulently, generally based on a higher burden of proof than is required for a finding of liability for compensatory damages, a plaintiff also may be awarded
‘punitive damages’. Although damages may be awarded at the trial court stage, a losing party may be protected from paying any damages until all appellate avenues have been exhausted by posting a supersedeas bond. The amount of such a bond is governed by the law of the relevant jurisdiction and generally is set at the amount of damages plus some measure of statutory interest, modified at the discretion of the appropriate court or subject to limits set by a court or statute.
c)‘Settlement’ refers to certain types of cases in which cigarette manufacturers, including R. J. Reynolds Tobacco Co. (RJRT),
Brown & Williamson Tobacco Corporation (now known as Brown & Williamson Holdings, Inc.) (B&W), and Lorillard Tobacco
Company (Lorillard Tobacco), have agreed to resolve disputes with certain plaintiffs without resolving the cases through trial and/or appeal.
d)All sums set out in note 31 have been converted to GBP and US$ using the following end closing rates applicable for 31 December 2024, which differ from the rates at the time any related provision was recorded on the balance sheet: GBP 1 to US$ 1.2524, GBP 1 to
CAD$ 1.8012, GBP 1 to EUR 1.2095, GBP 1 to BDT 149.6618 (Bangladeshi Thaka), GBP 1 to BRL 7.7371 (Brazilian Real), GBP 1 to
AOA 1,155.5237 (Angolan Kwanza), GBP 1 to ARS 1,291.2244 (Argentine Peso), GBP 1 to MZN 80.0346 (Mozambican Metical),
GBP 1 to NGN 1,933.7056 (Nigerian Naira), GBP 1 to KRW 1,843.7200 (South Korean Won), GBP 1 to JPY 196.8272 (Japanese Yen),
GBP 1 to SAR 4.7058 (Saudi Riyal), and GBP 1 to TRY 44.2855 (Turkish Lira). In addition, due to the adoption of the euro by the
Croatian State, the European Central Bank has set a conversion rate of EUR to HRK on 1 January 2023 as 1 EUR to HRK 7.5345
(Croatian Kuna).
U.S. Tobacco Litigation
12.Group companies, notably RJRT (individually and as successor by merger to Lorillard Tobacco) and B&W as well as other
leading cigarette manufacturers, are defendants in a number of product liability cases. In a number of these cases, the amounts of compensatory and punitive damages sought are significant.
13.The total number of U.S. tobacco product liability cases
pending as at 31 December 2024 involving RJRT, B&W, Santa
Fe Natural Tobacco Company, Inc. (SFNTC) and/or Lorillard
Tobacco was approximately 423.
14.Since many of these pending cases seek unspecified
damages, it is not possible to quantify the total amounts being claimed, but the aggregate amounts involved in such litigation are significant, possibly totalling billions of US dollars. The cases fall into four broad categories: medical reimbursement cases; class actions; individual cases; and other claims.
15.RJRT (individually and as successor by merger to Lorillard
Tobacco), American Snuff Co.,SFNTC, R.J. Reynolds Vapor
Company (RJR Vapor), Reynolds American, Lorillard Inc., other
Reynolds American affiliates and indemnitees, including but
not limited to B&W (collectively, the Reynolds Defendants),
believe that they have valid defences to the tobacco-related litigation claims against them, as well as valid bases for appeal of adverse verdicts against them. The Reynolds Defendants
have, through their counsel, filed pleadings and memoranda
in pending tobacco-related litigation that set forth and
discuss a number of grounds and defences that they and their counsel believe have a valid basis in law and fact.
16.Scheduled trials. Trial schedules are subject to change, and many cases are dismissed before trial. In the U.S., as at
31 December 2024, there are 42 cases, exclusive of Engle
progeny cases, scheduled for trial through 31 December 2025, for the Reynolds Defendants: 31 individual smoking and health cases, eight Filter Cases and three other cases. There are also approximately 26 Engle progeny cases against RJRT
(individually and as successor to Lorillard Tobacco) and B&W scheduled for trial through 31 December 2025. It is not known how many of these cases will actually be tried.
17.Trial results. From 1 January 2022 through 31 December 2024,
60 trials occurred in individual smoking and health, Engle
progeny, and patent cases in which the Reynolds Defendants
were defendants, including 14 where mistrials were declared.
Verdicts in favour of the Reynolds Defendants and, in some
cases, other defendants, were returned in 17 cases, tried in
Florida (nine), Oregon (one), Massachusetts (five), Illinois (one)
and New Mexico (one). Verdicts in favour of the plaintiffs were returned in 25 cases, tried in Florida (17), Massachusetts (four),
New Mexico (one), Oregon (two) and North Carolina (one).
Two of the cases (in Florida) were dismissed during trial. Two of the cases (in Florida) were punitive damages re-trials that were retried twice (the first retrials resulted in plaintiff verdicts; the second retrials resulted in defense verdicts).
(a) Medical Reimbursement Cases
18.These civil actions seek to recover amounts spent by
government entities and other third-party providers on
healthcare and welfare costs claimed to result from illnesses associated with smoking.
19.As at 31 December 2024, one U.S. medical reimbursement
suit (Crow Creek Sioux Tribe v. American Tobacco Co., filed in
1997) was pending against RJRT, B&W and Lorillard Tobacco
in a Native American tribal court in South Dakota. The
plaintiffs seek to recover actual and punitive damages,
restitution, funding of a clinical cessation programme,
funding of a corrective public education programme, and
disgorgement of unjust profits from sales to minors. There
has been no recent activity in this case, and no other medical reimbursement suits are pending against these companies
by county or other political subdivisions of the states.
U.S. Department of Justice Action
20.On 22 September 1999, the U.S. Department of Justice (DOJ)
brought an action in the U.S. District Court for the District of
Columbia against various industry members, including RJRT,
B&W, Lorillard Tobacco, B.A.T Industries p.l.c. (Industries) and
British American Tobacco (Investments) Limited
(Investments) (United States v. Philip Morris USA Inc.).
The DOJ initially sought (i) recovery of certain federal funds expended in providing health care to smokers who developed
alleged smoking-related diseases and (ii) equitable relief under the civil provisions of the Racketeer Influenced and Corrupt
Organizations Act (RICO), including (a) disgorgement of
roughly US$280 billion (£223.6 billion) in profits allegedly earned from a purported racketeering ‘enterprise’ - a remedy the U.S. Court of Appeals for the DC Circuit ruled in February
2005 was not available - and (b) certain ‘corrective
communications’. In September 2000, the district court
dismissed Industries for lack of personal jurisdiction and
dismissed the health care cost recovery claims.
21.After a roughly nine-month non-jury trial of the remaining
RICO claims, the district court issued its Final Judgment and
Remedial Order (the Remedial Order) on 17 August 2006.
That order found certain defendants, including RJRT, B&W,
Lorillard Tobacco and Investments, had violated RICO,
imposed financial penalties and enjoined the defendants from committing future racketeering acts, participating in certain trade organisations, making misrepresentations concerning
smoking and health and youth marketing, and using certain
brand descriptors such as ‘low tar’, ‘light’, ‘ultra-light’, ‘mild’
and ‘natural’. The Remedial Order also required the
defendants to issue ‘corrective communications’ on five
subjects, including smoking and health and addiction, and
to comply with further undertakings, including maintaining
websites of historical corporate documents and
disseminating certain marketing information on a confidential basis to the government. In addition, the district court placed restrictions on the defendants’ ability to dispose of certain assets for use in the United States, unless the transferee
agrees to abide by the terms of the district court’s order.
22.The parties appealed and cross-appealed and, on 22 May
2009, the DC Circuit affirmed the district court’s RICO
liability judgment but vacated the Remedial Order in part
and remanded for further factual findings and clarification
as to whether liability should be imposed against B&W,
based on changes in the nature of B&W’s business operations
(including the extent of B&W’s control over tobacco
operations). The DC Circuit also remanded three other
discrete issues relating to the injunctive remedies, including for the district court ‘to reformulate’ the injunction on the use of low-tar descriptors ‘to exempt foreign activities that have no substantial, direct, and foreseeable domestic effects,’
and for the district court to evaluate whether corrective
communications could be required at point-of-sale displays
(which requirement the DC Circuit vacated). On 28 June 2010, the U.S. Supreme Court denied the parties' petitions for
further review.
23.On 22 December 2010, the district court dismissed B&W
from the litigation. Due to intervening changes in controlling law, on 28 March 2011, the district court ruled that the
Remedial Order no longer applied to Investments
prospectively, and for this reason, Investments would not
have to comply with any of the remaining injunctive remedies.
In November 2012, the district court entered an order setting forth the text of the corrective statements and directed the parties to engage in discussions with the Special Master to
implement them. After various proceedings and appeals, the
district court in October 2017 ordered RJRT and the other U.S.
tobacco company defendants to fund the publication of
compelled public statements in various U.S. media outlets,
including in newspapers, on television, on the companies’
websites, and in onserts on cigarette packaging.
The compelled public statements in newspapers and on
television were completed in 2018 and in package onserts in
mid-2020. The compelled public statements now also appear
on RJRT websites. The final issue regarding corrective
statements was their display at retail point of sale. On
6 December 2022, the district court entered a consent order
requiring the tobacco company defendants to have the
compelled public statements posted at retail point of sale.
Installation of the statements began in July 2023, and the
statements will remain in stores through June 2025.
(b) Class Actions
24.As at 31 December 2024, (1) RJRT, B&W and Lorillard Tobacco
were named as defendants in one action asserting claims
on behalf of putative classes of persons allegedly injured or financially impacted by their smoking, and (2) as detailed in the next paragraph, RJRT, and SFNTC (a subsidiary of Reynolds
American) were named in 17 putative class actions relating to the use of the words ‘natural’, ‘100% additive-free’ or ‘organic’
in Natural American Spirit (NAS) brand advertising and
promotional materials. If the classes are or remain certified, separate trials may be needed to assess individual plaintiffs’
damages. Among the pending class actions, 16 specified the
amount of the claim in the complaint and alleged that the
plaintiffs were seeking in excess of US$5 million (£4.0 million)
and one alleged that the plaintiffs were seeking less than
US$75,000 (£59,885) per class member plus unspecified
punitive damages.
No Additive/Natural/Organic Claim Cases
25.A total of 17 pending putative class actions were filed in nine U.S.
federal district courts against Reynolds American, RJRT and
SFNTC, which cases generally allege, in various combinations, violations of state deceptive and unfair trade practice statutes and claim state common law fraud, negligent misrepresentation and unjust enrichment based on the use of descriptors such as
‘natural’, ‘organic’ and ‘100% additive-free’ in the marketing, labelling, advertising and promotion of SFNTC’s NAS brand
cigarettes. In these actions, the plaintiffs allege that the use of these terms suggests that NAS brand cigarettes are less
harmful than other cigarettes and, for that reason, violated state consumer protection statutes or amounted to fraud or a
negligent or intentional misrepresentation. The actions seek various categories of recovery, including economic damages,
injunctive relief (including medical monitoring and cessation programmes), interest, restitution, disgorgement, treble and punitive damages, and attorneys’ fees and costs. In April 2016, the U.S. Judicial Panel on Multidistrict Litigation (JPML)
consolidated the 16 cases pending at that time for pre-trial purposes before a federal district court in New Mexico, and a later-filed case was transferred there for pre-trial purposes in
2018. On 21 December 2017, that court granted the defendants’
motion to dismiss in part, dismissing a number of claims with prejudice, and denied it in part.
The district court conducted a five-day hearing on the motion for class certification and on the motion challenging the
admissibility of expert opinion testimony in December 2020.
On 1 September 2023, the district court entered an order
certifying a subset of the plaintiffs’ proposed classes covering purchasers of NAS menthol cigarettes in six states and
declining to certify the other proposed classes. The defendants and plaintiffs both appealed from that order to the U.S. Court of Appeals for the Tenth Circuit. Briefing is complete and oral argument is expected in the first half of 2025.
Other Putative Class Actions
26.Young v. American Tobacco Co. is a putative class action filed in November 1997 in the Circuit Court, Orleans Parish,
Louisiana against various U.S. cigarette manufacturers,
including RJRT, B&W, Lorillard Tobacco and certain parent
companies. This action was brought on behalf of a putative
class of Louisiana residents who, though not themselves
cigarette smokers, have been exposed to second-hand smoke
from cigarettes manufactured by the defendants, and who
allegedly suffered injury as a result of that exposure. The
action seeks an unspecified amount of compensatory and
punitive damages. In March 2016, the court entered an order
staying the case, including all discovery, pending the
completion of an ongoing smoking cessation programme
ordered by the court in a now-concluded Louisiana state court certified class action, Scott v. American Tobacco Co.
Engle Class Action and Engle Progeny Cases (Florida)
27.In July 1998, trial began in Engle v. R. J. Reynolds Tobacco Co., a then-certified class action filed in Circuit Court, Miami-Dade
County, Florida, against U.S. cigarette manufacturers,
including RJRT, B&W, Lorillard Tobacco and Lorillard Inc. The
then-certified class consisted of Florida citizens and residents, and their survivors, who suffered from smoking-related
diseases that first manifested between 5 May 1990, and
21 November 1996, and were caused by an addiction to
cigarettes. In July 1999, the jury in this Phase I found against
RJRT, B&W, Lorillard Tobacco, Lorillard Inc. and the other
defendants on common issues relating to the defendants’
conduct, general causation, the addictiveness of cigarettes, and entitlement to punitive damages.
28.In July 2000, the jury in Phase II awarded the class a total of approximately US$145 billion (approximately £115.8 billion) in punitive damages, apportioned US$36.3 billion (£29.0 billion)
to RJRT, US$17.6 billion (£14.1 billion) to B&W, and
US$16.3 billion (£13.0 billion) to Lorillard Tobacco and Lorillard
Inc. The three class representatives in the Engle class action were awarded US$13 million (£10.4 million) in compensatory
damages.
29.This decision was appealed and ultimately resulted in the
Florida Supreme Court in December 2006 decertifying the
class and allowing judgments entered for only two of the
three Engle class representatives to stand and setting aside the punitive damages award. The court preserved certain of
the jury’s Phase I findings, including that cigarettes can cause certain diseases, nicotine is addictive, and defendants placed defective cigarettes on the market, breached duties of care, concealed health-related information and conspired. Putative
Engle class members were permitted to file individual
lawsuits, deemed ‘Engle progeny cases’, against the Engle
defendants, within one year of the Supreme Court’s decision
(subsequently extended to 11 January 2008).
30.During 2015, RJRT and Lorillard Tobacco, together with Philip Morris USA Inc. (PM USA), settled virtually all of the Engle progeny cases then pending against them in federal district court. The total amount of the settlement was US$100 million (approximately
£79.8 million) divided as follows: RJRT US$42.5 million (£33.9 million); PM USA US$42.5 million (£33.9 million); and Lorillard Tobacco
US$15 million (£12.0 million). The settlement covered more than 400 federal Engle progeny cases but did not cover 12 federal progeny cases previously tried to verdict and then pending on post-trial motions or appeal, and two federal progeny cases filed by different lawyers from the ones who negotiated the settlement for the plaintiffs.
31.As at 31 December 2024, there were approximately 91 Engle progeny cases pending in which RJRT, B&W and/or Lorillard Tobacco have all been named as defendants and served. These cases include claims by or on behalf of 125 plaintiffs. In addition, as at
31 December 2024, RJRT was aware of two additional Engle progeny cases that have been filed but not served. The number of pending cases fluctuates for a variety of reasons, including voluntary and involuntary dismissals. Voluntary dismissals include cases in which a plaintiff accepts an ‘offer of judgment’ from RJRT and/or RJRT’s affiliates and indemnitees. An offer of judgment, if rejected by the plaintiff, preserves the offering party's right to seek attorneys’ fees under Florida law in the event of a favourable verdict. Such offers are sometimes made through court-ordered mediations.
32.32 trials occurred in Engle progeny cases in Florida state courts against RJRT, B&W and/or Lorillard Tobacco from 1 January 2022 through 31 December 2024, and additional state court trials are scheduled for 2025.
33.The following chart identifies the number of trials in Engle progeny cases as at 31 December 2024 and additional information about the adverse judgments entered:

Trials/verdicts/judgments of individual Engle progeny cases from 1 January 2022 through 31 December 2024:
Total number of trials	32
Number of trials resulting in plaintiffs’ verdicts	16*
Total damages awarded in final judgments against RJRT	US$102,900,000 (£82 million)
Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$63,700,000 (of overall US$102,900,000 ) (£51 million of £82 million)
Amount of overall damages comprising ‘punitive damages’ (approximately)	US$39,200,000 (of overall US$102,900,000) (£31 million of £82 million)
Note:
*Of the 16 trials resulting in plaintiffs’ verdicts 1 January 2022 to 31 December 2024 (note 31(k)):

Number of adverse judgments appealed by RJRT (note 31(l))	10
Number of adverse judgments, in which RJRT still has time to file an appeal	0
Number of adverse judgments in which an appeal was not, and can no longer be, sought	6
(Note 31(k)) The 32 trials include one case that was tried twice (Miller v R. J. Reynolds Tobacco Co.). The first trial resulted in mistrial, while the second resulted in a verdict for the plaintiff. The 32 trials also include two cases with two punitive damages retrials, both within the time period and both prior to the time period (Ledo v R. J. Reynolds Tobacco Co., Spurlock v. R. J. Reynolds Tobacco Co.).
(Note 31(l)) Of the 10 adverse verdicts appealed by RJRT as a result of judgments arising in the period 1 January 2022 to 31 December 2024:
a.5 appeals remain undecided in the District Courts of Appeal; and
b.5 judgments were affirmed and paid.
34.By statute, Florida applies a US$200 million (£159.7 million) bond cap to all Engle progeny cases in the aggregate. Individual bond caps for any given Engle progeny case vary depending on the number of judgments in effect at a given time. Judicial attempts by several plaintiffs in the Engle progeny cases to challenge the bond cap as violating the Florida Constitution have failed. In addition, bills have been introduced in sessions of the Florida legislature that would eliminate the Engle progeny bond cap, but those bills have not been enacted as at 31 December 2024.
35.In 2024, RJRT paid judgments in four Engle progeny cases. Those payments totalled approximately US$4.7 million (approximately
£3.8 million) in compensatory or punitive damages. Additional costs were paid in respect of attorneys’ fees and statutory interest.
36.In addition, accruals for damages and statutory interest for two cases (Konzelman v. R. J. Reynolds Tobacco Co., Blackwood v. R. J.
Reynolds Tobacco Co.), two pre-trial case resolutions and the remaining amounts of two resolution bundles were recorded in
Reynolds American’s consolidated balance sheet as at 31 December 2024 to the value of approximately US$25.0 million
(approximately £20.0 million).
(c) Individual Cases
37.As at 31 December 2024, 197 individual cases were pending in the United States against RJRT, B&W and/or Lorillard Tobacco.
This category of cases includes smoking and health cases alleging personal injuries caused by tobacco use or exposure brought by or on behalf of individual plaintiffs based on theories of negligence, strict liability in tort, design defect, failure to warn, fraud, misrepresentation, breach of express or implied warranty, violations of state deceptive trade practices or consumer protection statutes, and conspiracy. The plaintiffs seek to recover compensatory damages, attorneys’ fees and costs, and punitive damages.
The category does not include the Engle progeny cases, Broin II cases, and Filter Cases discussed above and below. Three of the individual cases are brought by or on behalf of an individual or his/her survivors alleging personal injury as a result of exposure to
Environmental Tobacco Smoke (ETS).
38.The following chart identifies the number of individual cases pending as at 31 December 2024 as against the number pending as at
31 December 2023, along with the number of Engle progeny cases, Broin II cases, and Filter Cases, which are discussed further below.

Case Type	U.S. Case Numbers 31 December 2024	U.S. Case Numbers 31 December 2023	Change in Number Increase / (Decrease)
Individual Smoking and Health Cases (note 31(m))	197	202	(5)
Engle Progeny Cases (Number of Plaintiffs) (note 31(n))	91 (125)	305 (380)	(214) ((255))
Broin II Cases (note 31(o))	69	1,171	(1,102)
Filter Cases (note 31(p))	29	35	(6)
(Note 31(m)) Out of the 197 pending individual smoking and health cases, four have received adverse verdicts or judgments in the court of first instance or on appeal, and the total amount of those verdicts or judgments is approximately US$140.5 million
(approximately £112.2 million), of which US$85 million (£67.9 million) is the result of the jury’s verdict in the Marvin Manious v. R. J.
Reynolds Tobacco Co. case.
(Note 31(n)) The number of Engle progeny cases will fluctuate as cases are dismissed or if any of the dismissed cases are appealed.
Please see earlier table in paragraph 33.
(Note 31(o)) Broin v. Philip Morris, Inc. was a class action filed in Circuit Court in Miami-Dade County, Florida in 1991 and brought on behalf of flight attendants alleged to have suffered from diseases or ailments caused by exposure to ETS in airplane cabins. In
October 1997, RJRT, B&W, Lorillard Tobacco and other cigarette manufacturer defendants settled Broin, agreeing to pay a total of
US$300 million (£239.5 million) in three annual US$100 million (£79.8 million) instalments, allocated among the companies by market share, to fund research on the early detection and cure of diseases associated with tobacco smoke. It also required those companies to pay a total of US$49 million (£39.1 million) for the plaintiffs’ counsel’s fees and expenses. RJRT’s portion of these payments was approximately US$86 million (approximately £68.7 million); B&W’s was approximately US$57 million (approximately £45.5 million);
and Lorillard Tobacco’s was approximately US$31 million (approximately £24.8 million). The settlement agreement, among other things, limits the types of claims class members may bring and eliminates claims for punitive damages. The settlement agreement also provides that, in individual cases by class members that are referred to as Broin II lawsuits, the defendants will bear the burden of proof with respect to whether ETS can cause certain specifically enumerated diseases, referred to as ‘general causation’. With respect to all other liability issues, including whether an individual plaintiff’s disease was caused by his or her exposure to ETS in airplane cabins, referred to as ‘specific causation’, individual plaintiffs will bear the burden of proof. On 7 September 1999, the Florida
Supreme Court approved the settlement. There have been no Broin II trials since 2007. There have been periodic efforts to activate cases and the Group expects this to continue over time. In 2024, RJRT resolved approximately half of the remaining Broin II cases.
RJRT sought and obtained dismissal of nearly all of the remaining cases due to inactivity on the files, leaving 69 cases pending as of
31 December 2024.
(Note 31(p)) Includes claims brought against Lorillard Tobacco and Lorillard Inc. by individuals who seek damages resulting from their alleged exposure to asbestos fibres that were incorporated into filter material used in one brand of cigarettes manufactured by a predecessor to Lorillard Tobacco for a limited period of time ending more than 60 years ago. Pursuant to a 1952 agreement between P. Lorillard Company and H&V Specialties Co., Inc. (the manufacturer of the filter material), Lorillard Tobacco is required to indemnify Hollingsworth & Vose for legal fees, expenses, judgments and resolutions in cases and claims alleging injury from finished products sold by P. Lorillard Company that contained the filter material. As of 31 December 2024, Lorillard Tobacco and/or Lorillard
Inc. was a defendant in 29 Filter Cases. Since 1 January 2022, Lorillard Tobacco and RJRT have paid, or have reached agreement to pay, a total of approximately US$19.4 million (approximately £15.5 million) in settlements to resolve 87 Filter Cases.
(d) State Settlement Agreements
39.In November 1998, the major U.S. cigarette manufacturers, including RJRT, B&W and Lorillard Tobacco, entered into the Master
Settlement Agreement (MSA) with attorneys general representing 46 U.S. states, the District of Columbia and certain U.S. territories and possessions. These cigarette manufacturers previously settled four other cases, brought on behalf of Mississippi, Florida, Texas and Minnesota, by separate agreements with each state (collectively and with the MSA, the ‘State Settlement Agreements’).
40.These State Settlement Agreements settled all health care cost recovery actions brought by, or on behalf of, the settling jurisdictions;
released the defending major U.S. cigarette manufacturers from various additional present and potential future claims; imposed future payment obligations in perpetuity on RJRT, B&W, Lorillard Tobacco and other major U.S. cigarette manufacturers; and placed significant restrictions on their ability to market and sell cigarettes and smokeless tobacco products. In accordance with the MSA, various tobacco companies agreed to fund a US$5.2 billion (£4.2 billion) trust fund to be used to address the possible adverse economic impact of the MSA on tobacco growers.
41.RJRT and SFNTC are subject to the substantial payment obligations under the State Settlement Agreements. Payments under the
State Settlement Agreements are subject to various adjustments for, among other things, the volume of cigarettes sold, relative market share, operating profit, net operating profit (NOP) and inflation. Reynolds American’s operating subsidiaries’ expenses and payments under the State Settlement Agreements for 2021, 2022, 2023 and 2024 and the projected expenses and payments for 2025 and onwards are set forth below (in millions of US dollars)*:

	2021	2022	2023	2024	2025	2026 and thereafter
Settlement expenses	$3,420	$2,951	$2,516	$2,160
Settlement cash payments	$3,744	$3,129	$2,874	$2,535
Projected settlement expenses					>$2,000	>$1,900
Projected settlement cash payments					>$2,200	>$1,900
Note:
*  Subject to adjustments for changes in sales volume, inflation, operating profit and other factors. Payments are allocated among the companies on the basis of relative market share or other methods.
42.The State Settlement Agreements have materially adversely affected RJRT’s shipment volumes. Reynolds American believes that these settlement obligations may materially adversely affect the results of operations, cash flows or financial position of Reynolds
American and RJRT in future periods. The degree of the adverse impact will depend, among other things, on the rate of decline in U.S.
cigarette sales in the premium and value categories, RJRT’s share of the domestic premium and value cigarette categories, and the effect of any resulting cost advantage of manufacturers not subject to the State Settlement Agreements.
43.In addition, the MSA includes an adjustment that potentially reduces the annual payment obligations of RJRT, Lorillard Tobacco and the other signatories to the MSA, known as ‘Participating Manufacturers’ (PMs). Certain requirements, collectively referred to as the ‘Adjustment Requirements’, must be satisfied before the Non-Participating Manufacturers (NPM) Adjustment for a given year is available: (i) an Independent Auditor must determine that the PMs have experienced a market share loss, beyond a triggering threshold, to those manufacturers that do not participate in the MSA (such non-participating manufacturers being referred to as
NPMs); and (ii) in a binding arbitration proceeding, a firm of independent economic consultants must find that the disadvantages of the MSA were a significant factor contributing to the loss of market share. This finding is known as a significant factor determination.
44.When the Adjustment Requirements are satisfied, the MSA provides that the NPM Adjustment applies to reduce the annual payment obligation of the PMs. However, an individual settling state may avoid its share of the NPM Adjustment if it had in place and diligently enforced during the entirety of the relevant year a ‘Qualifying Statute’ that imposes escrow obligations on NPMs that are comparable to what the NPMs would have owed if they had joined the MSA. In such event, the state’s share of the NPM Adjustment is reallocated to other settling states, if any, that did not have in place and diligently enforce a Qualifying Statute.
45.RJRT, Lorillard Tobacco and SFNTC are or were involved in the NPM Adjustment proceedings concerning the years 2003 to 2024.
In 2012, RJRT, Lorillard Tobacco, and SFNTC entered into an agreement (the Term Sheet) with certain settling states that resolved accrued and future NPM adjustments. After an arbitration panel ruled in September 2013 that six states had not diligently enforced their qualifying statutes in the year 2003, additional states joined the Term Sheet. RJRT executed the NPM Adjustment Settlement
Agreement on 25 September 2017 (which incorporated the Term Sheet). Since the NPM Adjustment Settlement Agreement was
executed, an additional 13 states have joined. In 2024, an additional state, Massachusetts, entered a separate settlement of the NPM
Adjustment dispute covering the years 2005-2011. The arbitration panels ruled in September 2021 that two states, Washington and
Missouri, had not diligently enforced their qualifying statutes in the year 2004. On 30 November 2021, Missouri moved to vacate the
2004 NPM Adjustment Arbitration Panel’s award finding in favour of RJRT. A hearing was held on 27 February 2024. On 30 September
2024, the Missouri Circuit Court denied Missouri’s motion to vacate the 2004 award and the PMs’ motion to vacate the Panel’s order regarding reallocation. On 14 January 2025, the Missouri Circuit Court revised its 30 September 2024 order to denominate the order a judgment and to confirm the 2004 Award. The State filed a notice of appeal on 21 January 2025. Briefing has not yet commenced.
In September 2022, a panel ruled that an additional state, New Mexico, had not diligently enforced its qualifying statute in the year
2004. On 30 August 2023, the New Mexico District Court vacated this decision. A notice of appeal was filed on 27 September 2023;
briefing is complete and oral argument was held on 28 January 2025. A ruling on the appeal has not yet been issued. In December
2023, a panel ruled that Washington had also not diligently enforced its qualifying statute in the years 2005, 2006 and 2007. On 28
March 2024, Washington filed a motion to vacate the arbitration panel’s award determining it was non-diligent in 2005, 2006, and
2007. RJRT filed its opposition brief on 10 May 2024. Washington filed its reply brief on 31 May 2024. A hearing was held on 26 July
2024 and the court issued an order denying Washington’s motion to vacate on the same date. On 23 August 2024, Washington filed a notice of appeal from the order denying vacatur. On 9 September 2024, Washington requested direct review of its appeal by the
Washington Supreme Court. RJR Tobacco filed its opposition to Supreme Court review on 23 September 2024. On 6 November 2024, the Supreme Court rejected Washington’s request for direct review and transferred the appeal to the Court of Appeals. Washington filed its opening appeal brief on 30 January 2025. RJRT’s answer brief is due 3 March 2025. NPM proceedings are ongoing and could result in further reductions of the companies’ MSA-related payments.
46.On 18 January 2017, the State of Florida filed a motion to join
Imperial Tobacco Group, PLC (ITG) as a defendant and to
enforce the Florida State Settlement Agreement, which
motion sought payment under the Florida State Settlement
Agreement of approximately US$45 million (approximately
£35.9 million) with respect to the four brands (Winston,
Salem, Kool and Maverick) that were sold to ITG in the
divestiture of certain assets, on 12 June 2015, by subsidiaries or affiliates of Reynolds American and Lorillard, to a wholly owned subsidiary of Imperial Brands plc (the Divestiture),
referred to as the ‘Acquired Brands’. The motion also claimed future annual losses of approximately US$30 million per year
(approximately £24.0 million) absent the court’s enforcement of the Florida State Settlement Agreement. The State’s
motion sought, among other things, an order declaring that
RJRT and ITG are in breach of the Florida State Settlement
Agreement and are required, jointly and severally, to make
annual payments to the State under the Florida State
Settlement Agreement with respect to the Acquired Brands.
By order dated 30 March 2017, ITG was joined into the
enforcement action. In addition, on 18 January 2017,
PM USA filed a motion to enforce the Florida State
Settlement Agreement asserting, among other things,
that RJRT and ITG breached that agreement by failing to
make settlement payments as to the Acquired Brands,
which PM USA asserts improperly shifted settlement
payment obligations to PM USA.
47.After a bench trial, on 27 December 2017 the court entered an order holding RJRT (not ITG) liable for annual settlement payments for the Acquired Brands, finding that ITG did not
assume liability for annual settlement payments related to
the Acquired Brands under the terms of the asset purchase
agreement relating to the Divestiture. The court declined
to enter final judgment until after resolution of the dispute between RJRT and PM USA regarding PM USA's assertion
that the settlement payment obligations have been
improperly shifted to PM USA. On 15 August 2018, the court
entered a final judgment in the action (the Final Judgment).
As a result of the Final Judgment, PM USA's challenge to
RJRT's accounting assumptions related to the Acquired
Brands was rendered moot, subject to reinstatement if ITG
joins the Florida State Settlement Agreement or if the Final
Judgment is reversed. On 29 August 2018, RJRT filed a notice of appeal on the Final Judgment. On 7 September 2018,
PM USA filed a notice of appeal with respect to the court's
ruling as to ITG. These appeals were consolidated pursuant
to RJRT's motion on 1 October 2018. On 29 July 2020, Florida's
Fourth District Court of Appeal affirmed the Final Judgment.
On 12 August 2020, RJRT filed a motion for rehearing or for
certification to the Florida Supreme Court of the 29 July 2020
decision. RJRT posted a total bond in the amount of
US$187.8 million (£149.9 million) for its appeal. RJRT’s motion for rehearing or certification to the Florida Supreme Court
was denied on 18 September 2020 and its motion for review
was denied by the Florida Supreme Court on 18 December
2020. On 5 October 2020, RJRT satisfied the Final Judgment
(approximately US$193 million (approximately £154 million)
and paid approximately US$3.2 million (approximately
£2.6 million) of Florida’s attorneys’ fees. RJRT's appellate bonds were released to RJRT by order dated 5 November
2020. As explained below, RJRT has secured an order in the
Delaware action requiring ITG to indemnify it for amounts
paid under the Final Judgment.
48.On 17 February 2017, ITG filed an action in the Delaware Court of Chancery seeking declaratory relief against Reynolds
American and RJRT on various matters related to its rights
and obligations under the asset purchase agreement (and
related documents) relating to the Divestiture with respect
to the subject of the Florida enforcement litigation described above. Reynolds American and RJRT filed counterclaims on
the same issues. As a result of multiple rounds of cross-
motions for judgment on the pleadings, the Delaware court
ruled (i) that ITG’s obligation to use its reasonable best efforts to join the Florida Settlement Agreement did not terminate
due to the closing of the asset purchase agreement relating
to the Divestiture; (ii) that the asset purchase agreement does not entitle ITG to a unique protection from an equity-fee law that does not yet exist in a previously settled State; and
(iii) that it would defer until after it received evidence related to the parties' intent in the asset purchase agreement, its
determination of whether, to the extent RJRT is held liable
for any settlement payments based on ITG's post-closing
sales of the Acquired Brands, ITG assumed this liability. After discovery was completed in March 2022, the parties briefed
cross-motions for summary judgment on that third issue.
On 30 September 2022, the court granted summary
judgment for Reynolds American and RJRT, holding that ITG
assumed the liability that the Final Judgment imposed on
RJRT for settlement payments to the State of Florida based
on ITG's post-closing sales of the Acquired Brands. The parties then engaged in a second round of summary judgment
briefing on the amount of indemnifiable damages. On
2 October 2023, the court partially granted summary
judgment for Reynolds American and RJRT, holding that they
are entitled to indemnification of the principal amounts that
RJRT paid to Florida and the interest it paid to Florida on those payments. The court deferred to trial the question whether
ITG’s indemnification obligation should be reduced to account for how NOP adjustment payments (NOP Adjustment) would
have been allocated if ITG had joined the Florida State
Settlement Agreement. Trial was held 8-9 July 2024, and the
court held a post-trial hearing on 6 November 2024. A
decision is expected in the first half of 2025. ITG has agreed, subsequent to the Chancery Court’s decision on past
payments, that it will indemnify every settlement payment
that RJRT makes in the future to Florida based on ITG’s sales of Acquired Brands cigarettes (subject to the issues
addressed at trial and to its right to appeal).
49.In June 2015, ITG joined the Mississippi State Settlement
Agreement. On 26 December 2018, PM USA filed a motion
to enforce the settlement agreement against RJRT and ITG
alleging RJRT and ITG failed to act in good faith in calculating the base year NOP for the Acquired Brands, claiming
damages of approximately US$6 million (approximately
£4.8 million) through 2017. On 21 February 2019, the Chancery
Court of Jackson County, Mississippi held a scheduling
conference and issued a discovery schedule order. A hearing
on PM USA’s motion to enforce, originally scheduled for
3-6 May 2021, was adjourned on consent of the parties to
11-12 August 2021. On 8 June 2021, PM USA and RJRT entered
into a settlement agreement resolving the outstanding
payment calculation issues. On 11 June 2021, the Mississippi
Chancery Court entered an order withdrawing PM USA’s
motion to enforce. On 14 June 2021, RJRT made a payment of
US$5.1 million (£4.1 million) to PM USA. On 3 December 2019, the State of Mississippi filed a notice of violation and motion to enforce the settlement agreement in the Chancery Court of
Jackson County, Mississippi against RJRT, PM USA and ITG,
seeking a declaration that the base year 1997 NOP to be used in calculating the NOP Adjustment was not affected by the
change in the federal corporate tax rate in 2018 from 35% to
21%, and an order requiring RJRT to pay the approximately
US$5 million (approximately £4.0 million) difference in its 2018 payment because of this issue. Determination of this issue
may affect RJRT’s annual payment thereafter. A hearing on
Mississippi’s motion to enforce occurred on 6-7 October 2021.
On 10 June 2022, the Mississippi Chancery Court granted the
State's motion to enforce, finding that the base year 1997 NOP to be used in calculating the NOP Adjustment was not
affected by the change in the federal corporate tax rate in
2018. RJRT appealed the motion to enforce.
On 29 July 2022, the parties each submitted a supplemental
briefing on damages, including interest and attorneys' fees.
A hearing on damages, originally scheduled for 7 December
2022, took place on 14 March 2023. On 13 February 2024,
the Chancery Court awarded the State attorneys’ fees of
approximately US$1.3 million (approximately £1 million).
On 7 May 2024, the court entered a Final Judgment awarding
the State compensatory damages of approximately
US$23.5 million (approximately £18.8 million) plus 8%
prejudgment interest, and approximately US$1 million
(approximately £798,467) in additional attorneys’ fees against
RJRT. On 17 May 2024, the court entered an Amended Final
Judgment correcting a scrivener’s error. On 5 June 2024, RJRT filed a Notice of Appeal. On 6 June 2024, PM USA filed a
Notice of Appeal. On 19 June 2024, the State filed a Notice of
Appeal from the amount of attorneys’ fees awarded and post-
judgment interest on the prejudgment interest awarded. On
3 October 2024, following a settlement between PM USA
and the State, the Mississippi Supreme Court dismissed PM
USA’s appeal and the State’s appeal as it relates to PM USA.
RJRT continues to appeal the Final Judgment.
50.In January 2021, RJRT reached an agreement with several MSA states to waive RJRT’s claims under the MSA in connection with a settlement between those MSA states and a non-participating manufacturer, S&M Brands, Inc. (S&M Brands), under which the states released certain claims against S&M Brands in exchange for receiving a portion of the funds S&M Brands had deposited into escrow accounts in those states pursuant to the states’ escrow statutes. In consideration for waiving claims, RJRT, together with
SFNTC, received approximately US$55.4 million (approximately
£44.2 million) from the escrow funds paid to those MSA
states under their settlement with S&M Brands.
51.On 27 May 2022, PM USA filed a motion to compel arbitration under the MSA against RJRT and ITG in North Carolina
Superior Court claiming RJRT and ITG inaccurately calculated the base year NOP for the Acquired Brands and this
improperly shifted approximately US$80 million
(approximately £63.9 million) in MSA payment obligations
from RJRT to PM USA, to date. On 7 June 2022, RJRT and
PM USA negotiated a resolution of the MSA claims, in which
RJRT agreed to, among other things, pay PM USA the sum
of approximately US$37 million (approximately £29.5 million).
52.On 28 July 2022, the State of Iowa filed a motion to enforce the
Consent Decree and MSA against the PMs asserting, among
other things, claims for breach of contract and violations of the
Iowa False Claims Act. Iowa sought over US$130 million
(£103.8 million) in damages, as well as treble damages. The PMs filed their resistance to Iowa’s motion and a motion to compel arbitration on 26 September 2022. Iowa filed its resistance to the
PMs’ motion to compel arbitration on 6 October 2022, and the
PMs filed their reply on 31 October 2022. A hearing on the motion was held on 21 December 2022. On 9 February 2023, the Iowa
District Court granted the PMs' motion to compel arbitration, stayed the State’s motion to enforce pending the arbitration, and ordered a status conference for 9 February 2024. On 7 March
2023, Iowa filed a withdrawal of its motion to enforce, mooting the need for a status conference.
53.On 29 November 2022, the State of New Mexico filed a complaint, or in the alternative, a motion to enforce the Consent Decree and
MSA against the PMs asserting, among other things, claims for breach of contract and violations of New Mexico’s Unfair
Practices Act. New Mexico seeks compensatory damages in an
amount to be determined at trial, as well as treble damages, punitive damages, and declaratory and injunctive relief. The PMs’
deadline to answer or respond was 29 December 2022. On
15 December 2022, the PMs filed an opposed motion for an
extension of deadlines and pages to file their response on
10 February 2023. New Mexico filed its response to the motion on
20 December 2022 and the PMs filed their reply on 30 December
2022. On 13 January 2023, the court granted the PMs’ motion to extend their deadline to file their response to 10 February 2023.
On 10 February 2023, the PMs filed a motion to compel arbitration or, in the alternative, motion to dismiss New Mexico’s complaint and alternative motion to enforce. The State’s response to the
PMs’ motion to compel was filed on 27 March 2023, and the PMs’
reply was filed on 14 April 2023; a hearing was held on 30 October
2023. On 29 December 2023, the New Mexico District Court
granted the PMs’ motion to compel arbitration. On 29 January
2024, New Mexico filed a notice of appeal. Briefing is complete.
On 29 March 2024, RJRT filed a motion to dismiss New Mexico’s appeal. On 28 August 2024, RJRT filed a motion to stay briefing on the appeal while its motion to dismiss the appeal is
pending. On 12 September 2024, New Mexico opposed RJRT’s
motion to stay. The motion was denied on 24 September
2024, with RJRT’s motion to dismiss held in abeyance pending submission of the appeal to a panel of judges.
54.On 21 February 2024, New Mexico provided the PMs with a
30-day notice of its intent to initiate proceedings to seek from the New Mexico District Court a declaratory judgment
interpreting the term “diligently enforce” as that term is to be applied to New Mexico. On 22 March 2024, New Mexico filed
a complaint with the New Mexico District Court seeking a
declaratory judgment interpreting the term “diligently
enforce.” RJRT filed a motion to compel arbitration and to
dismiss the complaint on 19 April 2024. New Mexico filed its response brief on 21 May 2024, and RJRT filed its reply brief on
10 June 2024. The New Mexico District Court set a hearing
date of 23 September 2024. On 20 June 2024, New Mexico
filed a motion for leave to file a sur-reply to RJRT’s motion to compel arbitration and to dismiss the complaint. RJRT filed its opposition on 8 July 2024. New Mexico filed its reply on 26 July
2024. A hearing occurred on 23 September 2024, at which the
New Mexico District Court granted RJRT's motion to compel
arbitration and dismissed the complaint from the bench. The
New Mexico District Court issued an order to that effect on
13 November 2024. New Mexico filed a notice of appeal on
9 December 2024 and a docking statement on 8 January
2025. Briefing has not yet commenced. On 23 February 2024,
PM USA sent New Mexico a 30-day notice of intent to initiate a proceeding against New Mexico, giving notice that it intends to bring an action in the New Mexico District Court seeking an enforcement order compelling New Mexico to participate in a
proceeding before a firm to resolve a dispute over whether
New Mexico’s statutes requiring escrow deposits on certain
Cigarettes sold in New Mexico constitute a Qualifying Statute as required by the MSA.
55.On 2 March 2023, the State of Texas issued a demand letter to RJRT, PM USA and ITG, pursuant to the Texas Tobacco
Settlement Agreement, for underpaid sums owed to Texas for
years 2019 through 2022 and a change in the calculation going forward, asserting that RJRT, PM USA and ITG issued
payments to Texas that were based on unauthorized changes
to the base year 1997 NOP by incorporating into their
calculations the lower federal corporate tax rate enacted in
2018. The State seeks damages in the amount of at least
US$114 million (£91 million) cumulative for 2019 through 2022
(the last year for which there was a calculation at the time of the demand). In addition, in a letter to the independent
accounting firm retained by the parties to calculate settlement payments due under the previously settled State Settlement
Agreements, PricewaterhouseCoopers LLC (PwC LLC) dated 3
March 2023, Texas requested that PwC LLC’s calculation of
the NOP Adjustment due to Texas for 2022 be based on the
value fixed in the Mississippi decision (discussed above) that found the base year 1997 net operating profit to be used in
calculating the NOP Adjustment was not affected by the
change in the federal corporate tax rate in 2018. On 13 March
2023, the parties entered into an agreement tolling the
statute of limitations for the State to file a motion to enforce on these issues until 15 May 2023.
On 24 March 2023, PwC LLC’s calculation of the net operating profit adjustment due to Texas for 2022 did not use the value fixed in the Mississippi decision. On 8 May 2023, PM USA and
RJRT filed a motion to enforce the settlement agreement.
On 22 May 2023, Texas filed its opposition and cross-motion
to enforce the settlement agreement. On 30 May 2023,
PM USA and RJRT filed a combined opposition to the cross-
motion and reply in further support of the motion. On 6 June
2023, Texas filed a reply in support of its cross motion to
enforce the settlement agreement. On 13 June 2023, PM USA
and RJRT filed a sur-reply in response to the State’s reply in support of cross-motion to enforce the settlement
agreement. On 15 March 2024, the court granted the state’s
cross-motion to enforce and denied the motion to enforce
filed by PM USA and RJRT. The court ordered that each party
shall have thirty (30) days to present a respective memorandum on damages and interest. The parties filed their briefs on
damages and interest on 15 April 2024. The parties also filed supplemental briefs. The Court held a hearing on 17 July 2024.
56.On 16 March, 2023, the State of Minnesota sent a letter to
PwC LLC, joining in the positions taken by the States of Texas and Florida that PwC LLC’s calculation of the NOP
Adjustment due Minnesota for the years 2018 and after be
based on the value fixed in the Mississippi decision that found the base year 1997 NOP to be used in calculating the NOP
Adjustment was not affected by the change in the federal
corporate tax rate in 2018. On 24 March 2023, PwC LLC’s
calculation of the NOP Adjustment due Minnesota for 2022
did not use the value fixed in the Mississippi decision. On
2 July 2024, the State filed a motion to enforce the Settlement
Agreement. A hearing was held 26 September 2024. On
9 December 2024, the Minnesota court granted the State of
Minnesota’s Motion to Enforce the Settlement Agreement
and granted the parties 30 days (until 8 January 2025) to meet and confer on the issue of damages, interest, and civil
penalties including attorneys’ fees. The Minnesota court also directed that within 30 days, PwC LLC shall calculate all future
Minnesota NOP Adjustments using US$3,115.1 million as the
Base Net Operating Profit. On 8 January 2025, the parties
informed the court that they have not resolved all remaining issues and will need to brief them. On 16 January 2025, the
court directed the parties to mediation of the remaining issues.
Tobacco-Related Litigation Outside the U.S.
57.As at 31 December 2024:
a)medical reimbursement actions are being brought
in Angola, Brazil, Canada, Nigeria and South Korea;
b) class actions are being brought in Canada and
Venezuela; and
c) active tobacco product liability claims against the Group’s companies existed in 12 markets outside the U.S. The only
markets with five or more claims were Argentina, Brazil,
Canada, Chile, Nigeria and Italy.
(a) Medical reimbursement cases
Angola
58.In November 2016, BAT Angola affiliate Sociedade Unificada de Tabacos de Angola (SUT) was served with a collective
action filed in the Provincial Court of Luanda, 2nd Civil Section, by the consumer association Associação Angolana dos
Direitos do Consumidor (AADIC). The lawsuit seeks damages
of AOA800 million (£692,327) allegedly incurred by the
Angolan Instituto Nacional do Controlo do Cancro (INCC) for
the cost of treating tobacco-related disease, non-material
damages allegedly suffered by certain individual smokers on
the rolls of INCC, and the mandating of certain cigarette
package warnings. SUT filed its answer to the claim on 5
December 2016. The case remains pending.
Canada
59.On 1 March 2019, the Québec Court of Appeal handed down
a judgment which largely upheld and endorsed the lower
court’s previous decision in two Québec class actions (the
Québec Class Actions), as further described below. The share of the judgment for Imperial Tobacco Canada Limited
(Imperial), the Group’s operating company in Canada, is
approximately CAD$9.2 billion (approximately £5.1 billion).
As a result of this judgment, there were attempts by the
Quebec plaintiffs to obtain payment out of the
CAD$758 million (£420.8 million) on deposit with the court.
JTI-MacDonald Corp ((JTIM) a subsidiary of Japan Tobacco
International (JTI) and a co-defendant in the cases) filed for creditor protection under the Companies’ Creditors
Arrangement Act (the CCAA) on 8 March 2019. A court order
to stay all tobacco litigation in Canada against all defendants
(including RJRT and its affiliate R.J. Reynolds Tobacco
International Inc. (collectively, the RJR Companies)) until
4 April 2019 was obtained, and the need for a mediation
process to resolve all the outstanding litigation across the country was recognised. On 12 March 2019 Imperial filed for
creditor protection under the CCAA. In its application Imperial asked the Ontario Superior Court to stay all pending or
contemplated litigation against Imperial, certain of its
subsidiaries and all other Group companies that were
defendants in the Canadian tobacco litigation, including
British American Tobacco p.l.c. (the Company), Investments,
Industries and Carreras Rothmans Limited (collectively, the
UK Companies). On 22 March 2019, Rothmans, Benson &
Hedges Inc. ((RBH) a subsidiary of Philip Morris International
Inc.) also filed for CCAA protection and obtained a stay of
proceedings (together with the other two stays, the Stays).
The Stays are currently in place until 3 March 2025 or until such time as the Court’s decision on the Sanction Order is
released (see paragraph 62 below). While the Stays are in
place, no steps are to be taken in connection with the
Canadian tobacco litigation with respect to Imperial, certain of its subsidiaries or any other Group company.
60.On 17 October 2024, the court-appointed mediator and
monitor filed a proposed plan of compromise and
arrangement for Imperial in the Ontario Superior Court of
Justice. Substantially similar proposed plans were also filed for RBH and JTIM (collectively, the Proposed Plans).
61.Under the Proposed Plans, if they are ultimately sanctioned and implemented, Imperial, RBH and JTIM (the Companies)
would pay an aggregate settlement amount of
CAD$32.5 billion (£18.0 billion) to settle all claims and litigation relating to tobacco in Canada including, the Quebec Class
Actions, the Provincial Actions (as described in paragraphs 65 to 66 below), outstanding Class Actions (as set out in more
detail in paragraphs 74 to 84 below with the exception of the
Danver Bauman action described in paragraph 85, which is
not tobacco-related) and individual actions. This amount
would be funded by:
a)an upfront payment equal to all the Companies' cash and
cash equivalents on hand (including investments held at
fair value) plus certain court deposits (subject to an
aggregate industry withholding of CAD$750 million (£416
million)) plus 85% of any cash tax refunds that may be
received by the Companies on account of the upfront
payments; and
b)annual payments based on a percentage (initially 85%,
reducing over time) of each of the Companies’ net income
after taxes, based on amounts generated from all sources,
excluding New Categories, until the aggregate settlement
amount is paid. The performance of Imperial’s New
Categories (including Vapour products and nicotine
pouches) is not included in the basis for calculating the
annual payments.
62.On 31 October 2024, the court hearing to rule on the Claims
Procedure Orders and Meeting Orders took place and these
were granted. In accordance with the Meeting Order, a
creditors' meeting was held on 12 December 2024 and the
Proposed Plans were approved by the requisite majorities of
the creditors. A Sanction Hearing took place between 29-31
January 2025. During the Sanction Hearing, the Court was
asked to sanction the Proposed Plans. The Court’s decision is currently pending and the Stays are extended until 3 March
2025, or until such time as the Court’s decision on the
Sanction Order is released.
63.If the Proposed Plans are sanctioned and implemented,
Imperial will be required to pay into the settlement fund cash and cash equivalents on hand (including investments held at
fair value) plus certain court deposits (subject to an aggregate industry withholding of CAD$750 million (£416 million)). At
31 December 2024, a provision has been recognised in relation to this liability - see note 24. Subject to the sanction order, the cash is expected to be paid in 2025.
64.If the Proposed Plans are sanctioned and implemented,
Imperial and the other Companies will be required to make
annual payments based on a percentage of net income after
tax based on amounts generated from all sources, excluding
New Categories, until they settle the liability in full. At
31 December 2024, a provision has been recognised to reflect management's best estimate of Imperial’s total payments
under the Proposed Plans - see note 24.
The below represents the state of the referenced litigation
as at the advent of the Stays.
65.Following the implementation of legislation enabling provincial governments to recover health-care costs directly from
tobacco manufacturers, 10 actions for recovery of health-care costs arising from the treatment of smoking- and health-
related diseases have been brought. These proceedings
name various Group companies as defendants, including the
UK Companies and Imperial as well as the RJR Companies
(the Provincial Actions). Pursuant to the terms of the 1999 sale of RJRT’s international tobacco business to JTI, JTI has agreed to indemnify RJRT for all liabilities and obligations (including litigation costs) arising in respect of the Canadian recoupment actions. Subject to a reservation of rights, JTI has assumed the defence of the RJR Companies in these actions.
66.The 10 cases were proceeding in the provinces of British
Columbia, New Brunswick, Newfoundland and Labrador,
Ontario, Québec, Manitoba, Alberta, Saskatchewan, Nova
Scotia and Prince Edward Island. The enabling legislation is in force in all 10 provinces. In addition, legislation has received
Royal Assent in two of the three territories in Canada, but has yet to be proclaimed into force.
Canadian province: British Columbia
Act pursuant to which Claim was brought: Tobacco
Damages and Health Care Costs Recovery Act 2000
Companies named as Defendants: Imperial, Investments,
Industries, Carreras Rothmans Limited, the RJR Companies
and other former Rothmans Group companies have been
named as defendants and served.
Current stage: The defences of Imperial, Investments,
Industries, Carreras Rothmans Limited and the RJR
Companies have been filed, and document production and
discoveries were ongoing. On 13 February 2017, the Province
delivered an expert report dated October 2016, quantifying
its damages in the amount of CAD$118 billion (£65.5 billion).
No trial date has been set. The federal government is seeking
CAD$5 million (£2.8 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now
dismissed.
Canadian province: New Brunswick
Act pursuant to which Claim was brought: Tobacco
Damages and Health Care Costs Recovery Act 2006
Companies named as Defendants: Imperial, the UK
Companies and the RJR Companies have been named as
defendants and served.
Current stage: The defences of Imperial, the UK Companies
and the RJR Companies have been filed and document
production and discoveries are substantially complete. The
most recent expert report filed by the Province estimated a
range of damages between CAD$11.1 billion (£6.2 billion) and
CAD$23.2 billion (£12.9 billion), including expected future costs.
Following a motion to set a trial date, the New Brunswick
Court of Queen’s Bench ordered that the trial commence on 4
November 2019. On 7 March 2019, the New Brunswick Court
of Queen’s Bench released a decision which requires the
Province to produce a substantial amount of additional
documentation and data to the defendants. As a result, the
original trial date of 4 November 2019 would have been
delayed. No new trial date has been set.
Canadian province: Ontario
Act pursuant to which Claim was brought: Tobacco
Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants: Imperial, the UK
Companies and the RJR Companies have been named as
defendants and served.
Current stage: The defences of Imperial, the UK Companies
and the RJR Companies have been filed. The parties
completed significant document production in the summer
of 2017 and discoveries commenced in the autumn of 2018.
On 15 June 2018, the Province delivered an expert report
quantifying its damages in the range of CAD$280 billion
(£155 billion) – CAD$630 billion (£350 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province amended the damages sought in its Statement of Claim to
CAD$330 billion (£183.2 billion). On 31 January 2019, the
Province delivered a further expert report claiming an
additional amount between CAD$9.4 billion (£5.2 billion)
and CAD$10.9 billion (£6.1 billion) in damages in respect of
ETS. No trial date has been set.
Canadian province: Newfoundland and Labrador
Act pursuant to which Claim was brought: Tobacco Health
Care Costs Recovery Act 2001
Companies named as Defendants: Imperial, the UK
Companies and the RJR Companies have been named
as defendants and served.
Current stage: This case is at an early case management
stage. The defences of Imperial, the UK Companies and
the RJR Companies have been filed and the Province began
its document production in March 2018. Damages have not
been quantified by the Province. No trial date has been set.
Canadian province: Saskatchewan
Act pursuant to which Claim was brought: Tobacco
Damages and Health Care Costs Recovery Act 2007
Companies named as Defendants: Imperial, the UK
Companies and the RJR Companies have been named
as defendants and served.
Current stage: This case is at an early case management
stage. The defences of Imperial, the UK Companies and the
RJR Companies have been filed and the Province has delivered a test shipment of documents. Damages have not been
quantified by the Province. No trial date has been set.
Canadian province: Manitoba
Act pursuant to which Claim was brought: Tobacco
Damages Health Care Costs Recovery Act 2006
Companies named as Defendants: Imperial, the UK
Companies and the RJR Companies have been named
as defendants and served.
Current stage: This case is at an early case management
stage. The defences of Imperial, the UK Companies and the
RJR Companies have been filed and document production
commenced. Damages have not been quantified by the
Province. No trial date has been set.
Canadian province: Alberta
Act pursuant to which Claim was brought: Crown’s Right
of Recovery Act 2009
Companies named as Defendants: Imperial, the UK
Companies and the RJR Companies have been named as
defendants and served.
Current stage: This case is at an early case management
stage. The defences of Imperial, the UK Companies and the
RJR Companies have been filed and the Province commenced
its document production. The Province has stated its claim to be worth CAD$10 billion (£5.6 billion). No trial date has been set.
Canadian province: Québec
Act pursuant to which Claim was brought: Tobacco Related
Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants: Imperial, Investments,
Industries, the RJR Companies and Carreras Rothmans
Limited have been named as defendants and served.
Current stage: This case is at an early case management
stage. The defences of Imperial, Investments, Industries,
Carreras Rothmans Limited and the RJR Companies have
been filed. Motions over admissibility of documents and
damages discovery have been filed but not heard. The
Province is seeking CAD$60 billion (£33.3 billion). No trial date has been set.
Canadian province: Prince Edward Island
Act pursuant to which Claim was brought: Tobacco
Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants: Imperial, the UK
Companies and the RJR Companies have been named as
defendants and served.
Current stage: This case is at an early case management
stage. The defences of Imperial, the UK Companies and the
RJR Companies have been filed and the next step was
expected to be document production, which the parties
deferred for the time being. Damages have not been
quantified by the Province. No trial date has been set.
Canadian province: Nova Scotia
Act pursuant to which Claim was brought: Tobacco Health
Care Costs Recovery Act 2005
Companies named as Defendants: Imperial, the UK
Companies and the RJR Companies have been named as
defendants and served.
Current stage: This case is at an early case management
stage. The defences of Imperial, the UK Companies and the
RJR Companies have been filed. The Province provided a test
document production in March 2018. Damages have not been
quantified by the Province. No trial date has been set.
Nigeria
67.British American Tobacco (Nigeria) Limited (BAT Nigeria), the
Company and Investments have been named as defendants in
a medical reimbursement action by the federal government of
Nigeria, filed on 6 November 2007 in the Federal High Court, and in similar actions filed by the Nigerian states of Kano
(9 May 2007), Oyo (30 May 2007), Lagos (13 March 2008),
Ogun (26 February 2008), and Gombe (17 October 2008)
commenced in their respective High Courts. In the five cases that remain active, the plaintiffs seek a total of approximately
NGN10.6 trillion (approximately £5.5 billion) in damages,
including special, anticipatory and punitive damages,
restitution and disgorgement of profits, as well as
declaratory and injunctive relief.
68.The suits claim that the state and federal government
plaintiffs incurred costs related to the treatment of smoking-
related illnesses resulting from allegedly tortious conduct by the defendants in the manufacture, marketing, and sale of
tobacco products in Nigeria, and assert that the plaintiffs are entitled to reimbursement for such costs. The plaintiffs assert causes of action for negligence, negligent design, fraud and deceit, fraudulent concealment, breach of express and implied warranty, public nuisance, conspiracy, strict liability,
indemnity, restitution, unjust enrichment, voluntary
assumption of a special undertaking, and performance
of another’s duty to the public.
69.The Company and Investments have made a number of
challenges to the jurisdiction of the Nigerian courts. Such
challenges are still pending (on appeal) against the federal government and the states of Lagos, Kano, Gombe and Ogun.
The underlying cases are stayed or adjourned pending the
final outcome of these jurisdictional challenges. In the state of
Oyo, on 13 November 2015, and 24 February 2017, respectively, the Company’s and Investments’ jurisdictional challenges
were successful in the Court of Appeal and the issuance
of the writ of summons was set aside.
South Korea
70.In April 2014, Korea’s National Health Insurance Service (NHIS)
filed a healthcare recoupment action against KT&G (a Korean
tobacco company), PM Korea and BAT Korea (including BAT
Korea Manufacturing). The NHIS is seeking damages of
roughly KRW54 billion (approximately £29.3 million) in respect of health care costs allegedly incurred by the NHIS treating patients with lung (small cell and squamous cell) and laryngeal
(squamous cell) cancer between 2003 and 2012. Court
hearings in the case, which constitute the trial, commenced
in September 2014. On 20 November 2020, the court issued
a judgment in favour of the defendants and dismissing all of the plaintiff’s claims. The NHIS filed an appeal of the judgment on 11 December 2020. Appellate proceedings commenced
in June 2021 and remain ongoing.
Brazil
71.On 21 May 2019, the Federal Attorney’s Office (AGU) in Brazil
filed an action in the Federal Court of Rio Grande do Sul
against the Company, the BAT Group’s Brazilian subsidiary
Souza Cruz LTDA (Souza Cruz), Philip Morris International,
Philip Morris Brazil Indústria e Comércio LTDA and Philip
Morris Brasil S/A (collectively, PMB), asserting claims for
medical reimbursement for funds allegedly expended by the
federal government as public health care expenses to treat
26 tobacco-related diseases over the last five years from
the filing date and that will be expended in perpetuity during future years, including diseases allegedly caused both by
cigarette smoking and exposure to ETS. The action includes
a claim for moral damages allegedly suffered by Brazilian
society to be paid into a public welfare fund. The action is for an unspecified amount of monetary compensation, as
the AGU seeks a bifurcated action in which liability would be determined in the first phase followed by an evidentiary phase to ascertain damages.
72.On 19 July 2019, the trial court ordered that service of the action on the Company be effected via service on Souza Cruz.
On 6 August 2019, Souza Cruz refused to receive service
on behalf of the Company due to Souza Cruz’s lack of power
to do so. On 7 August 2019, Souza Cruz was served with the
complaint. Following further proceedings in 2019 and 2020
in both the trial and appellate courts challenging the issue of service on the Company, the court ruled that service of the
Company via its Brazilian subsidiary Souza Cruz constituted
proper service, and ordered that defences be filed. Souza Cruz and the Company filed their respective defences on 12 May 2020.
73.On 19 February 2021, the Associação de Controle do
Tabagismo, Promoção da Saúde (ACT) filed a petition seeking
to intervene in the case as amicus curiae. Souza Cruz, PMB and the Company filed responses (on 25 March 2021, 26 March
2021 and 20 August 2021, respectively) asserting that ACT's
request should be rejected and/or in the alternative that the scope of ACT's intervention rights should be limited. On 13 May
2022, the trial court ordered the AGU to reply to the defences within 30 business days, and also permitted the ACT to
intervene, limiting ACT's rights as amicus curiae to presenting technical and scientific opinions and participating in court hearings. The AGU submitted its reply on 5 July 2022. Souza
Cruz, PMB and the Company submitted responses to the
AGU's reply on 26 August 2022. On 19 May 2020, notice was
sent to the Public Prosecutor’s Office (MPF) regarding the
AGU’s request that the MPF join the action as a plaintiff.
The MPF, via its response filed on 10 July 2020, declined to join the action as party, but will act as an ‘inspector of the law’, which enables MPF to express its opinion on case matters.
On 10 October 2022, the MPF submitted an opinion on
preliminary issues and evidence, which called for rejection of the defendants’ preliminary defences and the majority of the evidence requested by AGU and defendants. Defendants Philip
Morris International (PMI), PMB, the Company and Souza Cruz
filed responses to the MPF’s opinion on 14 November 2022,
18 November 2022, 2 March 2023 and 3 March 2023,
respectively. On 6 December 2023, the Fundação Oswaldo
Cruz (FIOCRUZ), a research and development arm of the
Brazilian Ministry of Health, filed a petition seeking to intervene in the case as amicus curiae. PMB and Souza Cruz filed
responses on 8 January 2024 and 24 January 2024, respectively, asserting that the FIOCRUZ petition should be rejected or in the alternative that any intervention rights should be limited.
(b) Class Actions
Canada
74.As described in paragraph 59, the Canadian tobacco litigation is currently stayed subject to court-ordered stays of proceeding
(the Stays). The Stays are currently in place until 3 March 2025 or until such time as the Court decision on the Sanction Order is released (see paragraph 62 above). While the Stays are in place, no steps are to be taken in connection with the Canadian
tobacco litigation with respect to Imperial, certain of its
subsidiaries or any other Group company. As described
in paragraphs 60 to 64, the Proposed Plans have received
creditor approval and a sanction hearing to approve the
Proposed Plans took place between 29-31 January 2025.
During the Sanction Hearing, the Court was asked to approve
the Proposed Plans in view of its implementation. The Court’s decision is currently pending. Under the Proposed Plans,
if they are ultimately sanctioned and implemented, the
Companies (including Imperial) would be required to pay
an aggregate settlement amount of CAD$32.5 billion
(£18 billion) to settle all claims and litigation relating to tobacco in Canada including, the outstanding Class Actions
listed below (with the exception of the Danver Bauman action described in paragraph 85, which is not tobacco-related).
75.The below represents the state of the referenced litigation as at the advent of the Stays.
76.There are 11 class actions being brought in Canada against
Group companies.
77.Knight Class Action: the Supreme Court of British Columbia
certified a class of all consumers who purchased Imperial
cigarettes in British Columbia bearing ‘light’ or ‘mild’
descriptors since 1974. The plaintiff is seeking compensation for amounts spent on ‘light and mild’ products and a
disgorgement of profits from Imperial on the basis that the
marketing of light and mild cigarettes was deceptive because it conveyed a false and misleading message that those
cigarettes are less harmful than regular cigarettes.
78.On appeal, the appellate court confirmed the certification of the class, but limited any financial liability, if proven, to 1997 onward. Imperial’s third-party claim against the federal
government was dismissed by the Supreme Court of Canada.
The federal government is seeking a cost order of
CAD$5 million (£2.8 million) from Imperial relating to its now dismissed third-party claim. After being dormant for several years, the plaintiff delivered a Notice of Intention to Proceed, and Imperial delivered an application to dismiss the action for delay. The application was heard on 23 June 2017 and was
dismissed on 23 August 2017. Notice to class members of
certification was provided on 14 February 2018. As at the date of the Stays, the next steps were expected to include
discovery-related ones.
79.Growers’ Class Action: in December 2009, Imperial was
served with a proposed class action filed by Ontario tobacco farmers and the Ontario Flue-Cured Tobacco Growers’
Marketing Board. The plaintiffs allege that Imperial and the
Canadian subsidiaries of PMI and JTI failed to pay the agreed domestic contract price to the growers used in products
manufactured for the export market and which were
ultimately smuggled back into Canada. JTI has sought
indemnification pursuant to the JTI Indemnities (discussed
below at paragraphs 136 to 137). The plaintiffs seek damages in the amount of CAD$50 million (£27.8 million). Various
preliminary challenges have been heard, the last being a
motion for summary judgment on a limitation period. The
motion was dismissed and ultimately, leave to appeal to the
Ontario Court of Appeal was dismissed in November 2016.
In December 2017, the plaintiffs proposed that the action
proceed by way of individual actions as opposed to a class
action. The defendants did not consent. As at the date of the
Stays, the claim was in abeyance pending further action from the plaintiffs.
80.Québec Class Actions: there are currently two smoking
and health class actions in Québec, certified by the Québec
Superior Court on 21 February 2005 against Imperial and
two other domestic manufacturers. Judgment was rendered
against the defendants on 27 May 2015. Pursuant to the
judgment, the plaintiffs were awarded damages and interest
against Imperial and the Canadian subsidiaries of PMI and JTI in the amount of CAD$15.6 billion (£8.7 billion), most of which was on a joint and several basis, of which Imperial’s share was
CAD$10.4 billion (£5.8 billion). An appeal of the judgment was filed on 26 June 2015. The court also awarded provisional
execution pending appeal of CAD$1,131 million (£628 million), of which Imperial’s share was approximately CAD$742 million
(£412 million). This order was subsequently overturned by the
Court of Appeal. Following the cancellation of the order for provisional execution, the plaintiffs filed a motion against
Imperial and one other manufacturer seeking security in the
amount of CAD$5 billion (£2.8 billion) to guarantee, in whole or in part, the payment of costs of the appeal and the judgment.
On 27 October 2015, the Court of Appeal ordered the parties
to post security for the judgment in the amount of
CAD$984 million (£546 million), of which Imperial’s share was
CAD$758 million (£421 million) which amounts have been paid
into court. Imperial's share was later recalculated by the Court of Appeal as CAD$759 million (£421 million).
On 1 March 2019, the trial judgment was upheld by a
unanimous decision of the five-member panel of the Court
of Appeal, with one exception being an amendment to the
original interest calculation applied to certain portions of the judgment. The interest adjustment has resulted in the
reduction of the total maximum award in the two cases to
CAD$13.7 billion (£7.6 billion) as at 1 March 2019, with
Imperial’s share being reduced to approximately
CAD$9.2 billion (approximately £5.1 billion).
81.Other Canadian Smoking and Health Class Actions: seven
putative class actions, described below, have been filed against various Canadian and non-Canadian tobacco-related entities,
including the UK Companies, Imperial and the RJR Companies,
in various Canadian provinces. In these cases, none of which have quantified their asserted damages, the plaintiffs allege claims based on fraud, fraudulent concealment, breach of
warranty of merchantability, and of fitness for a particular purpose, failure to warn, design defects, negligence, breach of a ‘special duty’ to children and adolescents, conspiracy, concert of action, unjust enrichment, market share liability and violations of various trade practices and competition statutes.
Pursuant to the terms of the 1999 sale of RJRT’s international tobacco business, and subject to a reservation of rights, JTI has assumed the defence of the RJR Companies in these seven
actions (Semple, Kunka, Adams, Dorion, Bourassa, McDermid
and Jacklin, discussed below).
82.In June 2009, four smoking and health class actions were filed in Nova Scotia (Semple), Manitoba (Kunka), Saskatchewan
(Adams) and Alberta (Dorion) against various Canadian and
non-Canadian tobacco-related entities, including the
UK Companies, Imperial and the RJR Companies. In
Saskatchewan, the Company, Carreras Rothmans Limited
and Ryesekks p.l.c. have been released from Adams, and
the RJR Companies have brought a motion challenging the
jurisdiction of the court. There are service issues in relation to Imperial and the UK Companies in Alberta and in relation
to the UK Companies in Manitoba. The plaintiffs did not serve their certification motion materials and no dates for
certification motions were set.
83.In June 2010, two further smoking and health class actions were filed in British Columbia (Bourassa and McDermid) against various Canadian and non-Canadian tobacco-related entities,
including Imperial, the UK Companies and the RJR Companies.
The UK Companies, Imperial, the RJR Companies and other
defendants objected to jurisdiction. Subsequently, the
Company, Carreras Rothmans Limited and Ryesekks p.l.c. were
released from the actions. Imperial, Industries, Investments and the RJR Companies remain as defendants in both actions. The
plaintiffs did not serve their certification motion materials and no dates for certification motions were set.
84.In June 2012, a smoking and health class action was filed in
Ontario (Jacklin) against various Canadian and non-Canadian
tobacco-related entities, including the UK Companies, Imperial and the RJR Companies. The claim has been in abeyance.
85.A proposed national class action was filed in the British Columbia
Supreme Court by Danver Bauman (via his litigation guardian)
on 21 December 2023 against Imperial Tobacco Company
Ltd., Imperial, and Nicoventures Trading Limited
(Nicoventures) alleging numerous statutory and common law
causes of action in connection with the design, marketing and sale of Zonnic. The action was issued in violation of the Stays, is subject to the Stays, and has not been served.
Venezuela
86.In April 2008, the Venezuelan Federation of Associations
of Users and Consumers (FEVACU) and Wolfang Cardozo
Espinel and Giorgio Di Muro Di Nunno, acting as individuals, filed a class action against the Venezuelan government.
The class action seeks regulatory controls on tobacco and
recovery of medical expenses for future expenses of treating smoking-related illnesses in Venezuela. Both C.A Cigarrera
Bigott Sucs. (Cigarrera Bigott), a Group subsidiary, and
ASUELECTRIC, represented by its president Giorgio Di Muro
Di Nunno (who had previously filed as an individual), have been admitted as third parties by the Constitutional Chamber of
the Supreme Court of Justice. A hearing date for the action is yet to be scheduled. On 25 April 2017 and on 23 January 2018,
Cigarrera Bigott requested the court to declare the lapsing of the class action due to no proceedings taking place in the case in over a year. A ruling on the matter is yet to be issued.
(c) Individual Tobacco-Related Personal Injury Claims
87.As at 31 December 2024, the jurisdictions with the most
active individual cases against Group companies were, in
descending order: Chile (18), Brazil (12), Italy (six), Canada (five),
Argentina (five) and Ireland (two). There were a further two jurisdictions with one active case only. Out of these 50 active individual cases, as at 31 December 2024 there were two
cases in Argentina that have resulted in pending unfavourable judgments. In one case, damages were awarded totalling
ARS685,976 (£531) in compensatory damages and
ARS2,500,000 (£1,936) in punitive damages, plus post-
judgment interest. This judgment was reversed via an
appellate court ruling issued 19 September 2023. The
plaintiff’s petition for leave to appeal to the Argentina
Supreme Court was denied on 29 November 2023. The
plaintiff filed an extraordinary appeal to the Argentina
Supreme Court on 7 December 2023, which appeal remains
pending. In the other case, compensatory damages were
awarded totalling ARS2,850,000 (£2,207), with post-judgment
interest totalling approximately ARS285,842,620 (£221,373).
This judgment is currently on appeal. In addition, on 25 August
2023, an adverse written judgment was served in an individual action in Türkiye awarding TRY10,000 (£226) in compensatory
damages against British American Tobacco Tütün Mam. San.
ve Tic. A.Ş (BAT Türkiye) and Philip Morris Sabancı Pazarlama ve Satış A.Ş, now known as Philip Morris Pazarlama ve Satış
A.Ş (PMP). The judgment was reversed against BAT Türkiye
via an appellate court ruling served on 7 January 2025, on the basis that BAT Türkiye does not have standing to be sued. The judgment was upheld against PMP, with the amount of the
award increased to TRY500,000 (£11,290). PMP has appealed
the judgment against it, and the plaintiff has appealed both rulings. The appeals remain pending.
Tax disputes
The Group has exposures in respect of the payment or recovery of a number of taxes. The Group is and has been subject to a number of tax audits covering, amongst others, excise tax, value added taxes, sales taxes, corporate taxes, withholding taxes and payroll taxes.
The estimated costs of known tax obligations have been provided in these accounts in accordance with the Group’s accounting policies. In some countries, tax law requires that full or part payment of disputed tax assessments be made pending resolution of the dispute. To the extent that such payments exceed the estimated obligation, they would not be recognised as an expense. While the amounts that may be payable or receivable in relation to tax disputes could be material to the results or cash flows of the Group in the period in which they are recognised, the Board does not expect these amounts to have a material effect on the Group’s financial condition.
The following matters are in or may proceed to litigation:
Corporate taxes
Brazil
Profits of overseas subsidiaries. The Brazilian Federal Tax Authority has filed claims against Souza Cruz seeking to reassess the profits of overseas subsidiaries to corporate income tax and social
contribution tax. The reassessments are for the years 2004 until and including 2012 for a total amount of BRL1,858 million
(£240 million) to cover tax, interest and penalties.
Souza Cruz appealed all reassessments. Regarding the first
assessments (2004-2006), Souza Cruz’s appeals were rejected by the ultimate Administrative Court after which Souza Cruz filed two lawsuits with the Judicial Court to appeal the reassessments. The judgment in respect of the reassessment of corporate income tax has been decided in favour of Souza Cruz by the first level of the
Judicial Court and Souza Cruz is waiting to see whether the
Brazilian Tax Authorities will appeal the judgment. The lawsuit appealing the social contribution tax is pending judgment in the first level of the Judicial Court. The appeal against the second assessments (2007 and 2008) was upheld at the second tier
tribunal and was closed. In 2015, a further reassessment for the same period (2007 and 2008) was raised after the five-year statute of limitation which has been appealed against. Souza Cruz received further reassessments in 2014 for the 2009 calendar year and in
2015 an assessment for the 2010 calendar year. Souza Cruz
appealed both the reassessments in full. In December 2016,
assessments were received for the calendar years 2011 and 2012 which have also been appealed. In October 2023, the administrative courts issued their judgments on all of the remaining cases from
2007 to 2012. In three of the four cases (2009-2012) the court decision was tied, with five judges each siding for the tax authority and for the taxpayer. In these circumstances the tax authorities are presumed to prevail but potential penalties are reduced. The procedural appeal regarding 2007 and 2008 was rejected. All
judgments have been appealed to the judicial courts.
Rio de Janeiro VAT Incentives. The Brazilian Federal Tax authority has challenged the treatment of Rio de Janeiro VAT incentives.
In October 2021, in respect of the 2016-2021 calendar years, the authorities' position was upheld at the lower Judicial Court. Souza
Cruz has appealed in full against the Judgment. In June 2024, the
Brazilian tax authorities initiated a tax audit specifically focused on the exclusion of the VAT incentives from corporate income tax.
Consideration of the defence strategy led Management to file a petition to withdraw its judicial claims in order to be able to defend the company’s position in the administrative courts. The Brazilian
Federal Tax authority filed an appeal challenging the withdrawal of the judicial claim. The Brazil Tax Authorities' appeal was
unsuccessful and they have confirmed that they do not intend to appeal further. This has resulted in a reversal of the benefit recognised for the company’s claim for the period 2016-2019 of
BRL327 million (£42 million) and a provision for potential exposure to tax, interest and penalties of BRL969 million (£125 million) for the 2020-2023 period, reflecting the tax assessment received and a binding Supreme Court decision which reduces the value of
these incentives by 10% (as described in note 6(k)).
Indonesia
Indonesia’s Directorate General of Taxes has filed assessments against Bentoel group companies mainly relating to domestic and other intra-group transactions during the years 2016-2021.
Provisions totalling IDR2,151 billion (£107 million) have been made in respect of claims totalling IDR6,641 billion (£329 million) including interest and penalties. Objection letters have been filed with the
Tax Office and these assessments are being challenged at various levels in court.
Netherlands
The Dutch tax authority has issued a number of assessments on various issues across the years 2003-2016 in relation to various intra-group transactions. The assessments amount to an
aggregate net potential liability across these periods of
£1,140 million covering tax, interest and penalties. The Group appealed against the assessments in full.
In relation to the periods from 2003-2007 (with an aggregate potential net liability of £7 million), the Court of Appeal Amsterdam issued judgments on 8th October 2024. The appeal against the assessments was upheld, with the court finding for the Group. The
Dutch tax authority have appealed to the Supreme Court.
In relation to the periods from 2008-2013 (with an aggregate potential net liability of £183 million), the District Court of North
Holland issued judgments on 17th October 2022, resulting in
findings against the Group on a number of issues. These
judgments have been appealed to the Court of Appeal.
On the 15 December 2023, the Dutch District Court issued its judgement covering the period 2014-2016 (with an aggregate
potential net liability of £950 million). On the issue of mark to market losses on external bonds of British American Tobacco
Holdings (The Netherlands) B.V., the appeal against the
assessments was upheld in full, with the court finding for the
Group. In relation to other intra-group transactions, including the termination of licence rights, the court found against the Group.
Both the Group and Dutch tax authorities have appealed against items lost to the Court of Appeal.
Having considered the judgment and the Dutch judicial and
international proceedings available to it, the Group recognised a further adjusting charge of £70 million in 2023, with a total provision of £144 million recognised at 31 December 2024.
As part of the 15 December 2023, judgement the assessed fine of £108 million for the filing of an intentionally incorrect tax return was upheld but reduced to £92 million. The Group has appealed in full to the Court of Appeal and considers no provision is appropriate. Appeal hearings took place in the second half of 2024, with the Court of Appeal judgment expected in the first half of
2025.
The Group believes that its companies have meritorious defences in law and fact in each of the above matters and intends to pursue each dispute through the judicial system as necessary.
Indirect and other taxes
Bangladesh
In January 2019, a competitor filed a writ petition against the government and the National Board of Revenue (NBR) by which
it initially challenged the failure of Government to implement the closing budget speech of the Honourable Finance Minister dated
27 June 2018 and reserving low segment for local brands.
Thereafter, the competitor instead challenged the exclusion of protection given to local brands of cigarette manufactured by local manufacturers and sought a direction to continue the protection so granted to the local manufacturers of cigarettes in pursuance of a 2017 Special Order. The competitor further challenged the legality of a 2018 Special Order of the NBR through which the said protection was revoked. British American Tobacco Bangladesh
Company Limited (BAT Bangladesh) was initially not a party to the writ petition, subsequently it became a party through an addition of party application. Upon hearing on multiple occasions, the High
Court passed judgment in the matter on 21 September 2020. BAT
Bangladesh filed an appeal against the High Court order and
obtained a stay on 4 October 2020. By holding the prospective portion of the 2018 Special Order legal, the Court did not allow the discriminatory regime to continue. However, by holding illegal the retrospective portion of the 2018 Special Order, the Court revived the discriminatory regime for only one year, that is from 1 June
2017 to 6 June 2018 and held that any shortfall of revenue under the 2017 Special Order may be recovered from any party or
manufacturer during the period of 1 June 2017 to 6 June 2018.
Subsequently, the Large Taxpayers’ Unit (LTU) VAT issued a show cause notice dated 24 September 2020 following the High Court judgment claiming unpaid VAT & Supplementary Duty (SD) of
BDT24,371 million (£163 million) from 1 June 2017 to 6 June 2018.
BAT Bangladesh appealed against the High Court judgment before the Appellate Division and obtained an order of stay. Since the High
Court judgment is stayed, the LTU proceeding shall also be
deemed to have been stayed.
In addition, BAT Bangladesh has received a memo from the NBR claiming BDT20,540 million (£137 million). This claim is related to
VAT and SD allegedly owed by BAT Bangladesh due to the
production of an extra 18 billion cigarettes. The allegation is based on an undisclosed purchase of local leaf, which is apparently inferred from a discrepancy found in BAT Bangladesh's 2016
Annual Report and VAT-1 records. NBR has reopened the matter and sent a memo to LTU cancelling the earlier order of the LTU
Commissioner which was in favour of BAT Bangladesh and
directing LTU to make the demand to BAT Bangladesh claiming
the above-mentioned VAT and SD. Subsequently, BAT Bangladesh has received an official demand for payment related to this claim from LTU. BAT Bangladesh has challenged the memo of NBR and
obtained a Rule in this regard. It has also challenged the demand letter of LTU and prayed for issuance of a supplementary rule and stayed the demand letter. The matter is currently pending before the High Court.
BAT Bangladesh has also received show cause notices from the
NBR alleging that the company has avoided excise payment
amounting to BDT3,794 million (£25 million) during 2020 to 2024.
The notices claimed that the excise avoidance occurred due to the supply of cigarettes stored in BAT Bangladesh’s warehouse to its distributors at increased prices. BAT Bangladesh formally
responded to the show cause notices, asserting that it has always acted within the law and hence the basis of the allegation and claim is unfounded. A hearing took place regarding the first show cause notice for BDT1,687 million (£11 million) on 13 November
2024 following which the NBR has issued a demand for the
£11 million. Subsequently, on 13 January 2025, BAT Bangladesh filed a writ in the High Court, challenging the demand on point of law.
The remaining show cause notices are currently pending hearing.
South Korea
In 2016, the Board of Audit and Inspection of Korea (BAI) concluded its tax assessment in relation to the 2014 year-end tobacco inventory, and imposed additional national excise, local excise, VAT taxes and penalties. This resulted in the recognition of a KRW80.7 billion
(£44 million) charge by Group subsidiaries, Rothmans Far East B.V.
Korea Branch Office and BAT Korea Manufacturing Ltd.
Management deems the tax to be unfounded and has appealed to the tax tribunal against the assessment. On grounds of materiality and the likelihood of the tax being reversed in future, the Group classified the tax and penalties charge as an adjusting item in 2016.
For the VAT portion of the assessments of KRW6.7 billion
(£4 million), the trial court ruled in favour of Rothmans Far East B.V.
Korea Branch Office in 2019. The Korean government appealed the ruling immediately thereafter but the appellate court affirmed the ruling of the trial court. The decision was finally affirmed by the
Supreme Court in 2021 and Rothmans Far East B.V. Korea Branch
Office duly received the amount litigated (VAT portion) including statutory interests shortly thereafter in 2021.
For the local and national excise portion of the assessments, the trial court ruled in favour of the Korean government in June 2020 and the decision was affirmed by the appellate court in September
2023. British American Tobacco Korea Manufacturing Ltd.
appealed to the Supreme Court in October 2023. The Supreme
Court has not set a hearing date yet and the case is currently pending at the Supreme Court.
Commitments in relation to service contracts, non-capitalised leases
The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2024 £m	2023 £m
Service contracts
Within one year	63	41
Between one and five years	30	46
Beyond five years	—	—
	93	87
Financial commitments arising from short-term leases and leases of low-value assets that are not capitalised under IFRS 16 Leases are
£10 million (2023: £26 million) for property and £2 million (2023: £9 million) for plant, equipment and other assets.